The Nature of Expenses - Schedule of Amortization of Intangible Assets (Detail) - TWD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Expenses By Nature Explanatory [line items]
Amortization expense		$ 564,686	$ 540,969	$ 628,606
Cost Of Sales [Member]
Disclosure Of Expenses By Nature Explanatory [line items]
Amortization expense		436,815	518,403	628,606
Operating Expenses [Member]
Disclosure Of Expenses By Nature Explanatory [line items]
Amortization expense	[1]	$ 127,871	$ 22,566	$ 0

[1]	(i) Operating expenses are inclusive of selling and distribution expenses, general and administrative expenses and research and development expenses.